Significant estimates And Certain Concentrations (Details)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of employees that are union employees	16.00%
Unionized Employees Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of employees that are covered by various collective bargaining agreements	28.00%
Percentage of union employees covered by a contract that expires in 2013	57.00%